Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements of Comprehensive Income
Unrealized appreciation on securities, income taxes	$ (15.5)	$ 34.2	$ 37.2
Reclassification of realized gains in net income, income taxes	(17.5)	(60.8)
Minimum pension liability adjustments, income taxes	$ (1.5)	$ 6.6	$ 2.4